CASH AND CASH EQUIVALENTS - Breakdown of cash and cash equivalents by related parties and third parties (Details)
€ in Millions, ¥ in Millions, £ in Millions, Rp in Millions, RM in Millions, K in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions, $ in Millions
	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 HKD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2025 AUD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 SGD ($)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 MMK (K)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 JPY (¥)	Dec. 31, 2024 AUD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 SGD ($)	Dec. 31, 2024 MYR (RM)	Dec. 31, 2024 MMK (K)	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 24,492,000											Rp 23,355,000
Total cash and cash equivalents	34,228,000	$ 2,052										33,905,000	$ 2,033										Rp 29,007,000	Rp 31,947,000
Gross or Cost
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	9,698,000											10,537,000
Allowance for expected credit losses
CASH AND CASH EQUIVALENTS
Total cash and cash equivalents	(1,000)											(1,000)
Rupiah
CASH AND CASH EQUIVALENTS
Cash on hand	39,000											14,000
Third parties
CASH AND CASH EQUIVALENTS
Cash in banks	2,553,000											1,992,000
Time deposits	3,041,000											4,060,000
Maybank | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	839,000											355,000
Maybank | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Cash in banks	4,000									RM 1		5,000									RM 1
Bank Mega | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	433,000											1,922,000
Bank Mega | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	637,000	38										287,000	18
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong") | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	165,000	10										308,000	19
DBS Bank (Hong Kong) Ltd. ("DBS Hong Kong") | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	1,000				$ 0							1,000				$ 0
SCB | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	135,000	8										108,000	7
Time deposits	117,000	7										145,000	9
SCB | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	160,000								$ 12			55,000								$ 5
HSBC Hongkong | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	364,000	22										102,000	6
HSBC Hongkong | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	27,000				12							19,000				9
Other | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	470,000											774,000
Time deposits	206,000											500,000
Other | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	214,000	13										164,000	9
Time deposits	13,000	1										478,000	30
Other | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0
Other | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	2,000						$ 0					3,000						$ 0
Other | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	23,000								2			20,000								2
Other | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	18,000		$ 34									14,000		$ 28
Other | Malaysian ringgit
CASH AND CASH EQUIVALENTS
Cash in banks	3,000									1		2,000									0
Time deposits	15,000									RM 4		7,000									RM 2
Other | Myanmar (Burma), Kyats
CASH AND CASH EQUIVALENTS
Cash in banks	0										K 15	1,000										K 167
Bank Panin | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	909,000											274,000
UOB Indonesia | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	274,000	16										259,000	16
UOB Indonesia | Singapore Dollar
CASH AND CASH EQUIVALENTS
Time deposits	44,000								3			35,000								3
CCB Indonesia | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	184,000
CCB Indonesia | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	209,000	13										153,000	10
Citibank, N.A. ("Citibank") | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	7,000											35,000
Citibank, N.A. ("Citibank") | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	119,000	7										25,000	2
Citibank, N.A. ("Citibank") | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	2,000			€ 0								1,000			€ 0
Related parties
CASH AND CASH EQUIVALENTS
Cash in banks	21,939,000											21,363,000
Time deposits	6,657,000											6,477,000
BRI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	4,959,000											3,278,000
Time deposits	1,159,000											647,000
BRI | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	4,007,000	240										3,678,000	229
Time deposits	168,000	10										283,000	18
BRI | New Taiwan Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	2,000		$ 4									1,000		2
Time deposits												3,000		$ 6
Bank Mandiri | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	5,780,000											4,715,000
Time deposits	190,000											97,000
Bank Mandiri | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	567,000	34										718,000	45
Time deposits	167,000	10
Bank Mandiri | Japanese yen
CASH AND CASH EQUIVALENTS
Cash in banks	1,000					¥ 6						1,000					¥ 6
Bank Mandiri | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	44,000			2								37,000			2
Bank Mandiri | Hong Kong Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	7,000				$ 3							4,000				$ 2
Bank Mandiri | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	1,000						$ 0					0						$ 0
BNI | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,785,000											4,180,000
Time deposits	497,000											566,000
BNI | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	652,000	39										506,000	31
Time deposits	567,000	34										162,000	10
BNI | Euro
CASH AND CASH EQUIVALENTS
Cash in banks	0			€ 0								0			€ 0
BNI | Australian Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0
BNI | Singapore Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	0								$ 0			0								$ 0
BNI | Great Brittan Pound
CASH AND CASH EQUIVALENTS
Cash in banks	1,000							£ 0				1,000							£ 0
BTN | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	2,925,000											4,097,000
Time deposits	1,530,000											1,400,000
BTN | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits												104,000	7
BSI | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	1,150,000											1,688,000
BPD | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	804,000											962,000
BJB | Rupiah
CASH AND CASH EQUIVALENTS
Time deposits	58,000											370,000
BJB | U.S. Dollar
CASH AND CASH EQUIVALENTS
Time deposits	367,000	22										195,000	12
Others related entities (each below Rp 100 billion) | Rupiah
CASH AND CASH EQUIVALENTS
Cash in banks	208,000											147,000
Others related entities (each below Rp 100 billion) | U.S. Dollar
CASH AND CASH EQUIVALENTS
Cash in banks	Rp 0	$ 0										Rp 0	$ 0